ORGANIZATION AND OPERATIONS	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND OPERATIONS

NOTE 1. ORGANIZATION AND OPERATIONS

Life Clips, Inc. (the “Company”) was incorporated in Wyoming on March 20, 2013.

On April 5, 2021, the Company closed its acquisition of Cognitive Apps Software Solutions, Inc. (“Cognitive Apps”), a developer of artificial intelligence (AI) applications for the healthcare industry and psychedelic research. Cognitive Apps was incorporated in British Columbia, Canada on November 25, 2020. Its principal business is developing, financing, producing and distributing AI based technological solutions to the mental health and healthcare sector. The Company acquired all of the issued and outstanding capital stock of Cognitive Apps, making it a 100% wholly owned subsidiary.

On August 25, 2021, the Company closed its acquisition of Belfrics Holdings Limited and its related entities (collectively “Belfrics”). Belfrics operates cryptocurrency exchanges and blockchain development services in Asia and Africa. The Company acquired all of the issued and outstanding capital stock of Belfrics, making it a 100% wholly owned subsidiary.

The Belfrics entities acquired are:

1.	Belfrics Global PTE Ltd., a Singapore corporation
2.	Belfrics BT Pvt Ltd, an India corporation
3.	Belfrics Cryptex Pvt Ltd, an India corporation
4.	Belfrics Tanzania Ltd, a Tanzania corporation
5.	Belfrics Nigeria Pvt Ltd, a Nigeria corporation
6.	Belfrics BT SDN BHD, a Malaysia corporation
7.	Belfrics Holding Limited, a Malaysia corporation
8.	Belfrics Academy SDN BHD, a Malaysia corporation
9.	Belfrics International Ltd, a Malaysia corporation
10.	Belfrics Europe SL, a Spain corporation
11.	Belfrics Kenya Pvt. Ltd, a Kenya corporation
12.	Incrypts SDN BHD, a Malaysia corporation
13.	Belfrics Malaysia SDN BHD, a Malaysia corporation

Founded in 2014, Belfrics internally developed a cryptocurrency digital exchange platform. Supported by the proprietary technology of Belrium Blockchain KYC solution, the KYC (“Know Your Customer”) and AML (“Anti-Money Laundering”) process of Belfrics Exchange is a well-accepted compliance solution. With 10 offices in 8 countries, Belfrics provides localized and personalized support to digital currency traders. Through its Blockchain Academy, Belfrics provides continuous training to traders, developers, and blockchain enthusiasts in more than 20 countries. Belfrics is licensed and regulated by the Labuan Financial Services Authority (LFSA) in Malaysia.

NOTE 1. ORGANIZATION AND OPERATIONS

Life Clips, Inc. (the “Company”) was incorporated in Wyoming on March 20, 2013 as Blue Sky Media Corporation and its principal business was developing, financing, producing and distributing motion pictures and related entertainment products. Following the Company’s October 2, 2015 acquisition of Klear Kapture, Inc. (“Klear Kapture”), the Company continued Klear Kapture’s business of developing a body camera and an auditable software solution suitable for use by law enforcement. The Company changed its name to Life Clips, Inc. on November 3, 2015 in order to better reflect its business operations at the time.

On July 11, 2016, the Company completed its acquisition (the “Acquisition”) of all of the outstanding equity securities of Batterfly Energy Ltd. (“Batterfly”), an Israel-based corporation that develops and distributes a single-use, cordless battery under the brand name Mobeego for use with cellular phones and other mobile devices. Batterfly is now a wholly owned subsidiary of the Company. The Acquisition was completed pursuant to a Stock Purchase Agreement, dated as of June 10, 2016 (the “Purchase Agreement”), among the Company, Batterfly and all of the shareholders of Batterfly, as amended. The Company has decided to retire its core product, Mobeego batteries, and continue pursuing alternative business opportunities that will re-energize the business within the next 12 months.

On April 5, 2021, the Company closed its acquisition of Cognitive Apps Software Solutions, Inc. (“Cognitive Apps”, “Subsidiary”), a developer of artificial intelligence (AI) applications for the healthcare industry and psychedelic research. Cognitive Apps was incorporated in British Columbia on November 25, 2020. Its principal business is developing, financing, producing and distributing AI based technological solutions to the mental health and healthcare sector.

Cognitive Apps sold all of its issued and outstanding capital stock to LCLP, such that, becoming a 100% wholly-owned subsidiary of LCLP.